General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
General and Administrative Expenses [Abstract]
Professional expense (note)	[1]	$ 1,110,688	$ 126
Depreciation and 10mortization expense		143,754	128,124
Payroll expense		211,388	271,505
Staff welfare		1,929	1,158
Insurance expense		8,162	7,575
Auditor’s remuneration		117,695	321,716
Electricity & water		4,330	4,165
Motor expense		1,047	1,081
Sundry expenses		27,225	21,005
Travel expenses and entertainment		137,548	141,576
Bank charges		11,533	10,715
Reversal of expected credit loss			10,757
Rental expenses		13,235	36,284
Total general and administrative expenses		$ 1,788,534	$ 955,787

[1]	the professional expenses increased by $1,110,562 from $126 for the six months ended September 30, 2024 to $1,110,688 for the year ended September 30, 205, mainly due to the listing expenses incurred in the six months ended September 30, 2025.